PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Amortization and depreciation expense	$ 1,644,000	$ 12,827,000	$ 17,276,000	$ 20,285,000
Impairment, Long-Lived Asset, Held-for-Use			$ 1,726,000	25,284,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net		Property, Plant and Equipment, Net		Property, Plant and Equipment, Net
Property, Plant and Equipment, Net	$ 4,539,000		$ 74,592,000	92,507,000	$ 35,403,000
Operating Lease, Liability	$ 3,051,000		$ 61,150,000		$ 23,794,000
Weighted average discount rate	5.80%		8.60%		5.80%
Weighted average remaining lease term	8 years 3 months 18 days		11 years 2 months 12 days		8 years 3 months 18 days
Derecognition of right of use assets	$ 3,900,000	30,418,000	$ 2,136,000	5,590,000
Derecognition of lease liabilities	4,373,000	34,112,000	3,468,000	5,673,000
Gain on lease termination	474,000	3,694,000	867,000	83,000
Compensation expense			465,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gain on lease termination	474,000	3,694,000
Right of-use Assets [Member]
Property, Plant and Equipment [Line Items]
Amortization and depreciation expense		$ 9,199,000	12,107,000
Impairment, Long-Lived Asset, Held-for-Use
Property, Plant and Equipment, Net	$ 2,742,000		$ 55,660,000	68,000,000	$ 21,389,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease term duration	1 year				1 year
Lessee, Operating Lease, Discount Rate	4.75%				4.75%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease term duration	15 years				15 years
Lessee, Operating Lease, Discount Rate			6.18%
Catering Segment [Member]
Property, Plant and Equipment [Line Items]
Impairment, Long-Lived Asset, Held-for-Use			$ 1,726,000	$ 2,125,000